Asset Retirement Obligation	9 Months Ended
Sep. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
Asset Retirement Obligation
The following table presents the activity in the Company’s asset retirement obligation for the nine months ended September 30, 2012, and for the year ended December 31, 2011 (in thousands):

	Nine Months Ended September 30, 2012	Year Ended December 31, 2011
Balance at beginning of period	$15,541	$12,471
Obligations settled	(1,487)	(1,030)
Accretion expense	897	955
Revisions in estimated cash flows	7,872	2,508
Gain on settlement	—	637
Balance at end of period	$22,823	$15,541

The balances above for the nine months ended September 30, 2012 and the year ended December 31, 2011, include a short-term portion of $2.1 million and $0.4 million, respectively, which were recorded under other current liabilities. The Company is required to provide the applicable governmental agencies with financial assurances relating to its closure and reclamation obligations. At September 30, 2012, the Company had financial assurance requirements of $28.8 million, which were satisfied with surety bonds placed with California state and regional agencies.